DISPOSITIONS - Disposals - Additional Information (Details) $ in Thousands, $ in Millions				12 Months Ended
	Jun. 18, 2020 CAD ($) Property	Jun. 18, 2020 USD ($) Property	Jun. 28, 2019 USD ($)	Dec. 31, 2020 CAD ($) Property	Dec. 31, 2019 CAD ($) Property
DISPOSITIONS
Broker commissions, legal and advisory costs				$ 900	$ 3,000
Change in consumer price index inflation factor				400	400
Gross proceeds				$ 31,276	$ 105,765
Number of properties disposed | Property				3	13
Mortgage receivable proceeds	$ 16,800				$ 16,845
Loss on sale of investment properties				$ 901	$ 3,045
Iowa properties
DISPOSITIONS
Gross proceeds	$ 22,300		$ 16.9
Number of properties disposed | Property	4	4			4
Mortgage receivable proceeds		$ 12.7